Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Environmental accruals, remediation spending	$ 6.2		$ 5.9		$ 4.8
Environmental accruals, currency exchange	1.1		2.1		1.6
Environmental accruals, reclassification					1.8
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	22.7		39.7		35.4
Additions or (deductions) charged or (credited) to expenses	(1.3)		(17.0)		4.3
Other additions or (deductions)	0		0		0
Balance	21.4		22.7		39.7
Environmental Accruals [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	104.6		105.4		101.1
Additions or (deductions) charged or (credited) to expenses	5.0		7.2		5.7
Other additions or (deductions)	(7.3)	[1]	(8.0)	[2]	(1.4)	[3]
Balance	102.3		104.6		105.4
Continuing Operations [Member] | Doubtful Accounts Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	4.2		5.8		5.9
Additions or (deductions) charged or (credited) to expenses	0.8		0		0
Other additions or (deductions)	0		(1.6)	[4]	(0.1)	[4]
Balance	5.0		4.2		5.8
Discontinued Operations [Member] | Doubtful Accounts Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance			0.8		0.3
Additions or (deductions) charged or (credited) to expenses			0		0.5
Other additions or (deductions)			(0.8)	[4]	0	[4]
Balance			$ 0		$ 0.8

[1]	Comprised of environmental remediation spending of $6.2 and currency exchange of $1.1.
[2]	Comprised of environmental remediation spending of $5.9 and currency exchange of $2.1.
[3]	Comprised of environmental remediation spending of $4.8, currency exchange of $1.6, and a reclassification of environmental related restructuring accrual of $1.8 to environmental accruals.
[4]	Principally bad debts written off partially offset by currency exchange.